Expense Example - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIP International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio - Investor Class
Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061